Janus Investment Fund

Janus Forty Fund

Supplement dated January 12, 2016

to Currently Effective Prospectuses

Effective immediately, the following replaces the corresponding information for Janus Forty Fund (the “Fund”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Forty Fund’s Prospectuses:

Portfolio Managers:  A. Douglas Rao is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since June 2013. Nick Schommer, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since January 2016.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of the Fund:

Janus Forty Fund

Co-Portfolio Managers A. Douglas Rao and Nick Schommer jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

A. Douglas Rao is Executive Vice President and Co-Portfolio Manager of Janus Forty Fund, which he has managed or co-managed since June 2013. Mr. Rao is also Portfolio Manager of other Janus accounts. He joined Janus Capital in May 2013. Prior to joining Janus Capital, Mr. Rao was a partner and portfolio manager with Chautauqua Capital Management from 2012 to May 2013, and a portfolio manager with Marsico Capital Management, LLC from 2007 to 2012. Mr. Rao holds a Bachelor’s degree in History from the University of Virginia and a Master of Business Administration degree from the University of California, Los Angeles.

Nick Schommer, CFA, is Co-Portfolio Manager of Janus Forty Fund, which he has co-managed since January 2016. Mr. Schommer is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in June 2013. Prior to joining Janus Capital, Mr. Schommer was a research analyst at Marsico Capital Management, LLC from 2009 to 2013. Mr. Schommer holds a Bachelor of Science degree in Chemistry from the United States Military Academy, where he was recognized as a Distinguished Cadet and Phi Kappa Phi, and a Master of Business Administration in Finance from the UCLA Anderson School of Management. Mr. Schommer holds the Chartered Financial Analyst designation.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Fund

Supplement dated January 12, 2016

to Currently Effective Prospectuses

Effective immediately, the following replaces the corresponding information for Janus Fund (the “Fund”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Fund’s Prospectuses:

Portfolio Managers:  Jean G. Barnard, CFA, is Co-Portfolio Manager of the Fund, which she has co-managed since January 2016. Burton H. Wilson is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since May 2011.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of the Fund:

Janus Fund

Co-Portfolio Managers Jean G. Barnard and Burton H. Wilson jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Jean G. Barnard, CFA, is Co-Portfolio Manager of Janus Fund, which she has co-managed since January 2016. Ms. Barnard is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. She joined Janus Capital in 1992. Ms. Barnard holds a Bachelor of Arts degree in Economics and Political Science from Yale University, where she graduated with distinction. Ms. Barnard holds the Chartered Financial Analyst designation.

Burton H. Wilson is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has managed or co-managed since May 2011. Mr. Wilson is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2005 as a research analyst. Mr. Wilson holds a Bachelor of Arts degree in Mathematics from the University of Virginia, a Juris Doctorate from the University of Virginia School of Law, and a Master of Business Administration degree from the University of California at Berkeley’s Haas School of Business.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Global Life Sciences Fund

Janus Global Technology Fund

Supplement dated January 12, 2016

to Currently Effective Prospectuses

Effective immediately, the following replaces the corresponding information for each of Janus Global Life Sciences Fund and Janus Global Technology Fund (each, a “Fund”) as noted below.

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Global Life Sciences Fund’s Prospectuses:

Portfolio Managers:  Andrew Acker, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since May 2007. Ethan Lovell is Co-Portfolio Manager of the Fund, which he has co-managed since January 2016.

2.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Global Technology Fund’s Prospectuses:

Portfolio Managers:  Denny Fish is Co-Portfolio Manager of the Fund, which he has co-managed since January 2016. Brinton Johns is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since January 2014. J. Bradley Slingerlend, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has managed or co-managed since May 2011.

3.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of each Fund:

Janus Global Life Sciences Fund

Co-Portfolio Managers Andrew Acker and Ethan Lovell jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Andrew Acker, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Global Life Sciences Fund, which he has managed or co-managed since May 2007. Mr. Acker is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in 1999 as a securities analyst. Mr. Acker holds a Bachelor of Science degree (magna cum laude) in Biochemical Sciences from Harvard College where he was a member of Phi Beta Kappa. Mr. Acker also holds a Master of Business Administration degree with honors from Harvard Business School. Mr. Acker holds the Chartered Financial Analyst designation.

Ethan Lovell is Co-Portfolio Manager of Janus Global Life Sciences Fund, which he has co-managed since January 2016. Mr. Lovell is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in 2007 as a research analyst. Mr. Lovell holds a Bachelor of Arts degree from Bowdoin College with a double major in Chemistry and Economics, and a Master of Business Administration from Tulane University.

Janus Global Technology Fund

Co-Portfolio Managers Denny Fish, Brinton Johns, and J. Bradley Slingerlend are responsible for the day-to-day management of the Fund. Mr. Slingerlend, as lead Portfolio Manager, has the authority to exercise final decision-making on all investment decisions.

Denny Fish is Co-Portfolio Manager of Janus Global Technology Fund, which he has co-managed since January 2016. Mr. Fish is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He initially joined Janus Capital in 2007 as a research analyst and left in 2014. Mr. Fish re-joined Janus Capital in January 2016. Mr. Fish holds a Bachelor of Science degree in Civil Engineering from the University of Illinois and a Master of Arts degree from the University of Southern California Marshall School.

Brinton Johns is Executive Vice President and Co-Portfolio Manager of Janus Global Technology Fund, which he has co-managed since January 2014. Mr. Johns is also Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in 2000. Mr. Johns holds a Bachelor of Business Administration degree in Business Management from the University of Texas at Arlington and a Master of Arts degree in Biblical/Christian Studies from Denver Seminary.

J. Bradley Slingerlend, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Global Technology Fund, which he has managed or co-managed since May 2011. Mr. Slingerlend is also Portfolio Manager of other Janus accounts. He initially joined Janus Capital in 2000 as a research analyst and left in 2007. Mr. Slingerlend re-joined Janus Capital in November 2007 as a research analyst. Mr. Slingerlend holds Bachelor of Arts degrees in Economics and Astrophysics from Williams College. Mr. Slingerlend holds the Chartered Financial Analyst designation.

Please retain this Supplement with your records.